UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Michael W. Stockton

New World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

New World Fund®
Investment portfolio
July 31, 2018
unaudited
Common stocks 86.98% Information technology 19.16%	Shares	Value (000)
Alphabet Inc., Class C1	405,056	$493,059
Alphabet Inc., Class A1	118,464	145,381
Taiwan Semiconductor Manufacturing Co., Ltd.	69,069,500	555,011
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,400,000	57,694
Tencent Holdings Ltd.	11,192,500	506,504
Alibaba Group Holding Ltd. (ADR)[1]	2,616,225	489,836
Samsung Electronics Co., Ltd.	10,868,231	449,341
Mastercard Inc., Class A	2,023,500	400,653
Microsoft Corp.	3,095,000	328,318
Broadcom Inc.	1,244,596	276,014
Murata Manufacturing Co., Ltd.	1,456,200	253,954
MercadoLibre, Inc.	677,100	232,184
Facebook, Inc., Class A1	1,267,400	218,728
PagSeguro Digital Ltd., Class A1	7,954,076	214,124
Amadeus IT Group SA, Class A, non-registered shares	2,479,892	211,690
Micron Technology, Inc.[1]	3,629,000	191,575
Keyence Corp.	346,400	182,502
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	30,040,104	152,170
Visa Inc., Class A	1,085,600	148,445
Baidu, Inc., Class A (ADR)[1]	587,460	145,208
Largan Precision Co., Ltd.	777,000	130,710
ASML Holding NV	564,768	121,186
Temenos AG	516,000	83,121
SK hynix, Inc.	1,032,000	79,615
Tokyo Electron Ltd.	456,000	78,117
Renesas Electronics Corp.[1]	8,151,731	72,612
AAC Technologies Holdings Inc.	5,446,530	69,391
Samsung SDI Co., Ltd.	312,900	64,054
Mellanox Technologies, Ltd.[1]	700,000	54,950
TravelSky Technology Ltd., Class H	18,771,500	53,212
Applied Materials, Inc.	1,090,000	53,007
EPAM Systems, Inc.[1]	389,500	50,717
Accenture PLC, Class A	290,000	46,206
Infineon Technologies AG	1,715,500	45,456
Skyworks Solutions, Inc.	438,000	41,426
Acacia Communications, Inc.[1]	1,135,933	36,509
CommScope Holding Co., Inc.[1]	1,101,000	35,353
Trimble Inc.[1]	822,200	29,024
Hamamatsu Photonics KK	624,900	26,435
Yandex NV, Class A1	735,000	26,431
Topcon Corp.	1,447,400	24,996
Lumentum Holdings Inc.[1]	433,400	22,645
OMRON Corp.	491,200	22,141
Intel Corp.	443,000	21,308
Western Union Co.	1,020,000	20,563
Halma PLC	944,100	17,435
United Microelectronics Corp.	29,787,000	17,076
New World Fund — Page 1 of 18

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Inphi Corp.[1]	535,000	$16,820
Cielo SA, ordinary nominative	4,140,000	15,828
Disco Corp. (Japan)	92,000	15,608
Kingboard Holdings Ltd.	4,095,000	14,269
Hexagon AB, Class B	214,400	13,074
WIN Semiconductors Corp.	2,518,000	12,173
Spotify Technology SA1	5,400	987
		7,084,846
Financials 14.09%
AIA Group Ltd.	68,092,800	594,258
HDFC Bank Ltd.	16,591,879	527,248
HDFC Bank Ltd. (ADR)	332,000	34,309
Kotak Mahindra Bank Ltd.	21,726,619	413,981
China Construction Bank Corp., Class H	347,682,000	314,945
Itaú Unibanco Holding SA, preferred nominative	10,447,696	125,262
Itaú Unibanco Holding SA, preferred nominative (ADR)	6,890,718	82,620
Capitec Bank Holdings Ltd.	2,800,357	202,364
ICICI Bank Ltd.[1]	37,551,221	166,578
ICICI Bank Ltd. (ADR)[1]	3,166,980	27,964
Sberbank of Russia	13,614,943	191,659
Bank of China Ltd., Class H	398,896,132	187,021
Prudential PLC	6,737,000	159,610
B3 SA - Brasil, Bolsa, Balcao	24,748,600	156,867
Agricultural Bank of China Ltd., Class H	303,849,000	147,104
Bank Central Asia Tbk PT	90,443,400	145,983
UniCredit SPA	7,876,215	139,661
Bajaj Finance Ltd.	3,251,000	127,881
Grupo Financiero Galicia SA, Class B (ADR)	3,135,234	111,708
Banco Bradesco SA, preferred nominative	12,686,300	103,193
PICC Property and Casualty Co. Ltd., Class H	80,810,000	91,115
Shriram Transport Finance Co. Ltd.	4,293,000	86,513
Bank of the Philippine Islands	45,026,786	83,092
Moscow Exchange MICEX-RTS PJSC	49,276,705	81,243
Housing Development Finance Corp. Ltd.	2,366,090	68,818
Société Générale	1,433,900	63,900
Credicorp Ltd.	277,800	63,552
BB Seguridade Participações SA	9,457,000	61,706
Grupo Financiero Banorte, SAB de CV, Series O	8,040,000	56,062
BBVA Banco Francés SA (ADR)	3,944,054	53,757
IRB Brasil Resseguros SA	3,471,400	49,389
Eurobank Ergasias SA1	46,524,169	48,147
Axis Bank Ltd.[1,2,3,4]	5,998,000	45,246
Haci Ömer Sabanci Holding AS	26,213,451	45,184
HSBC Holdings PLC (GBP denominated)	3,750,000	35,956
HSBC Holdings PLC (HKD denominated)	859,600	8,170
Moody’s Corp.	237,100	40,573
Remgro Ltd.	2,460,000	40,573
Vietnam Technological and Commercial JSCB (The) (dba Techcombank)[1,2]	33,130,515	39,558
KASIKORNBANK PCL, nonvoting depository receipts	3,744,000	24,420
KASIKORNBANK PCL, foreign registered	1,451,000	9,813
China Pacific Insurance (Group) Co., Ltd., Class H	7,260,000	28,304
Ayala Corp.	1,380,000	25,960
Türkiye Garanti Bankasi AS	16,054,582	23,175
Metropolitan Bank & Trust Co.	15,894,164	22,058
New World Fund — Page 2 of 18

unaudited
Common stocks Financials (continued)	Shares	Value (000)
State Bank of India[1]	3,580,000	$15,320
Itaúsa - Investimentos Itaú SA, preferred nominative	5,448,547	15,126
Akbank TAS	9,300,000	13,651
FirstRand Ltd.	1,500,000	7,891
GT Capital Holdings, Inc.	175,482	3,205
Aditya Birla Capital Ltd.[1]	76,528	163
		5,211,856
Consumer discretionary 12.03%
Naspers Ltd., Class N	1,039,300	255,888
Ctrip.com International, Ltd. (ADR)[1]	5,622,700	231,374
Booking Holdings Inc.[1]	109,696	222,542
Melco Resorts & Entertainment Ltd. (ADR)	7,515,000	194,338
LVMH Moët Hennessy-Louis Vuitton SE	526,600	184,026
Galaxy Entertainment Group Ltd.	19,203,000	154,254
Hyundai Motor Co.	1,331,299	154,117
Midea Group Co., Ltd., Class A	20,915,502	145,871
Hermès International	224,622	142,258
Samsonite International SA	35,003,200	132,448
Pinduoduo Inc. (ADR)[1]	5,785,300	130,690
Ryohin Keikaku Co., Ltd.	370,100	118,661
Industria de Diseño Textil, SA	3,428,000	112,439
Sony Corp.	1,950,000	101,638
Kering SA	189,370	100,977
Zhongsheng Group Holdings Ltd.	41,476,500	94,483
General Motors Co.	2,469,000	93,600
NIKE, Inc., Class B	1,188,200	91,384
MakeMyTrip Ltd., non-registered shares[1]	2,763,000	90,488
Jumbo SA	5,529,631	88,585
Sands China Ltd.	16,302,000	83,908
Marriott International, Inc., Class A	596,000	76,193
Wynn Macau, Ltd.	25,828,600	76,014
Domino’s Pizza, Inc.	284,900	74,832
Hyundai Mobis Co., Ltd.	365,200	74,434
Huazhu Group Ltd. (ADR)	1,827,800	73,130
Xinyi Glass Holdings Ltd.	61,270,000	72,128
Kroton Educacional SA, ordinary nominative	22,763,800	68,535
adidas AG	300,000	66,355
Brilliance China Automotive Holdings Ltd.	49,403,000	64,452
Toyota Motor Corp.	974,400	63,659
Maruti Suzuki India Ltd.	445,000	61,771
Bayerische Motoren Werke AG	584,000	56,469
Wynn Resorts, Ltd.	323,000	53,870
Chow Sang Sang Holdings International Ltd.	26,094,300	45,679
TVS Motor Co Ltd.	5,810,165	43,763
Vivo Energy Plc[1]	20,550,000	40,999
Mr Price Group Ltd.	2,121,121	37,878
InterContinental Hotels Group PLC	570,537	35,249
Matahari Department Store Tbk PT	53,221,900	29,619
Ferrari NV	213,900	28,464
Techtronic Industries Co. Ltd.	5,006,000	27,871
Suzuki Motor Corp.	474,000	27,771
Lojas Americanas SA, preferred nominative	5,133,100	24,809
GVC Holdings PLC	1,530,000	23,496
Shangri-La Asia Ltd.	14,344,000	23,465
New World Fund — Page 3 of 18

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Li & Fung Ltd.	67,400,000	$22,841
Inchcape PLC	2,341,650	21,684
Renault SA	226,366	19,929
MGM Resorts International	600,000	18,822
Twenty-First Century Fox, Inc., Class A	415,600	18,702
Volkswagen AG, nonvoting preferred	105,000	18,690
Motherson Sumi Systems Ltd.	3,754,000	17,630
Nifco Inc.	570,000	17,179
Valeo SA, non-registered shares	348,000	17,091
Accor SA	310,000	15,979
Starbucks Corp.	283,000	14,826
Yum China Holdings, Inc.	305,875	11,036
McDonald’s Corp.	68,000	10,713
Steinhoff Africa Retail Ltd.[1]	7,239,933	9,298
Steinhoff International Holdings NV1	41,709,079	7,887
Altice USA, Inc., Class A	384,411	6,585
PUMA SE	5,972	2,996
Altice Europe NV, Class B1	712,002	2,361
		4,449,123
Health care 8.38%
CSL Ltd.	1,493,300	218,128
Thermo Fisher Scientific Inc.	730,820	171,399
BioMarin Pharmaceutical Inc.[1]	1,491,179	149,953
AbbVie Inc.	1,617,000	149,136
Hypera SA, ordinary nominative	20,110,600	148,688
Essilor International SA	963,645	142,207
Yunnan Baiyao Group Co., Ltd., Class A	8,556,107	124,848
China Biologic Products Holdings, Inc.[1]	1,171,077	119,426
Novartis AG	1,407,800	118,351
Novo Nordisk A/S, Class B	2,354,500	117,549
Grifols, SA, Class B, preferred nonvoting, non-registered shares	4,722,154	99,504
Grifols, SA, Class B (ADR)	764,808	15,893
Carl Zeiss Meditec AG, non-registered shares	1,462,900	113,672
WuXi Biologics (Cayman) Inc.[1]	9,805,200	99,688
Asahi Intecc Co., Ltd.	2,459,200	93,802
Zoetis Inc., Class A	997,500	86,264
AstraZeneca PLC	1,116,300	85,934
Hikma Pharmaceuticals PLC	3,835,400	82,611
Abbott Laboratories	1,238,000	81,139
Teva Pharmaceutical Industries Ltd. (ADR)	3,389,000	81,133
Jiangsu Hengrui Medicine Co., Ltd., Class A	7,934,108	80,044
PerkinElmer, Inc.	848,800	67,208
Waters Corp.[1]	330,000	65,099
Genscript Biotech Corp.[1]	26,010,265	63,625
Bayer AG	564,673	62,900
IHH Healthcare Bhd.	40,889,000	59,448
Illumina, Inc.[1]	176,700	57,314
Berry Genomics Co., Ltd., Class A1	7,849,999	51,885
bioMérieux SA	577,000	48,040
Ping An Healthcare and Technology Co. Ltd., Class H1,2,4	7,592,000	42,580
Genomma Lab Internacional, SAB de CV, Series B1	41,949,334	33,469
Merck & Co., Inc.	490,000	32,276
GlaxoSmithKline PLC	1,551,000	32,198
Hugel, Inc.[1]	66,548	28,394
New World Fund — Page 4 of 18

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Koninklijke Philips NV	513,000	$22,519
Piramal Enterprises Ltd.	525,949	20,550
Straumann Holding AG	21,600	16,797
Sysmex Corp.	172,000	16,259
		3,099,930
Materials 8.37%
Vale SA, ordinary nominative	15,996,752	233,731
Vale SA, ordinary nominative (ADR)	10,413,659	152,664
First Quantum Minerals Ltd.	23,518,000	366,822
Teck Resources Ltd., Class B	8,129,400	212,039
Chr. Hansen Holding A/S	1,403,900	145,357
Alcoa Corp.[1]	2,861,600	123,821
Aluminum Corp. of China Ltd., Class H1	267,040,000	121,458
Randgold Resources Ltd.	1,482,342	110,318
China Hongqiao Group Ltd.	108,887,000	103,074
Glencore PLC	23,383,000	102,663
Rio Tinto PLC	1,528,400	84,186
LafargeHolcim Ltd.	1,437,357	73,512
Sirius Minerals PLC[1]	150,258,080	71,749
KAZ Minerals PLC[1]	6,079,900	67,544
Pidilite Industries Ltd.	4,100,000	67,158
Johnson Matthey PLC	1,332,111	65,742
ACC Ltd.	2,739,500	61,102
Akzo Nobel NV	633,000	58,550
LG Chem, Ltd.	172,000	57,659
BHP Billiton PLC	2,478,000	57,068
Evonik Industries AG	1,468,000	54,331
BASF SE	543,047	52,173
LANXESS AG	612,000	50,310
Praxair, Inc.	292,200	48,944
Air Liquide SA, non-registered shares	293,961	37,640
Air Liquide SA2	81,300	10,410
Arkema SA	364,500	45,713
Yara International ASA	1,013,000	44,697
Grasim Industries Ltd.	2,886,874	43,152
Kansai Paint Co., Ltd.	1,633,000	37,475
En+ Group PLC (GDR)[2,4]	6,690,000	35,391
Celanese Corp., Series A	296,100	34,972
MMG Ltd.[1]	55,900,000	34,114
Koninklijke DSM NV	318,000	33,891
Loma Negra Compania Industrial Argentina SA (ADR)[1]	2,915,800	32,774
DowDuPont Inc.	425,000	29,227
Shin-Etsu Chemical Co., Ltd.	232,500	23,434
Klabin SA, units	3,674,000	19,773
Air Products and Chemicals, Inc.	118,000	19,372
Symrise AG	209,000	18,887
Fortescue Metals Group Ltd.	4,735,000	15,373
Amcor Ltd.	1,125,000	12,596
Southern Copper Corp.	245,000	12,093
Hindalco Industries Ltd.	2,167,000	6,742
Turquoise Hill Resources Ltd. (CAD denominated)[1]	2,109,600	5,854
Nitto Denko Corp.	16,300	1,178
		3,096,733
New World Fund — Page 5 of 18

unaudited
Common stocks Industrials 7.17%	Shares	Value (000)
Airbus SE, non-registered shares	2,870,837	$355,843
Shanghai International Airport Co., Ltd., Class A	36,528,888	322,507
International Container Terminal Services, Inc.[5]	123,166,000	206,417
Safran SA	1,279,900	158,720
SMC Corp.	463,700	155,431
Boeing Co.	404,000	143,945
Adani Ports & Special Economic Zone Ltd.	23,952,801	139,607
Guangzhou Baiyun International Airport Co. Ltd., Class A	57,433,694	116,693
Jardine Matheson Holdings Ltd.	1,361,400	91,894
Rumo SA1	21,328,537	84,387
Nidec Corp.	476,000	68,879
Havells India Ltd.	7,265,000	67,199
ASSA ABLOY AB, Class B	3,059,637	60,668
Edenred SA	1,492,100	58,747
Rolls-Royce Holdings PLC[1]	4,502,000	58,559
Industries Qatar QSC	1,257,816	43,010
DP World Ltd.	1,774,935	40,823
Intertek Group PLC	497,800	38,419
Cummins Inc.	265,000	37,845
SM Investments Corp.	2,100,000	37,567
Alliance Global Group, Inc.[1]	167,000,000	37,485
Experian PLC	1,520,000	37,388
Daikin Industries, Ltd.	304,300	36,250
Wizz Air Holdings PLC[1]	781,326	35,545
Komatsu Ltd.	1,173,002	34,378
BAE Systems PLC	3,750,000	32,151
Ryanair Holdings PLC (ADR)[1]	295,000	31,093
Deere & Co.	214,200	31,014
Aeroflot - Russian Airlines PJSC	13,930,000	27,414
Eicher Motors Ltd.[1]	48,400	19,617
Johnson Controls International PLC	505,000	18,942
Grupo Aeroportuario del Sureste, SA de CV, Series B	910,000	16,190
General Electric Co.	532,000	7,251
		2,651,878
Consumer staples 6.47%
British American Tobacco PLC	5,869,200	323,629
Nestlé SA	2,831,717	230,793
JBS SA, ordinary nominative	79,143,000	190,198
Pernod Ricard SA	1,072,982	173,085
Godrej Consumer Products Ltd.	8,986,500	172,547
Raia Drogasil SA, ordinary nominative	6,499,500	128,767
Hengan International Group Co. Ltd.	13,260,142	118,004
Fomento Económico Mexicano, SAB de CV	5,098,000	50,012
Fomento Económico Mexicano, SAB de CV (ADR)	207,500	20,364
Wal-Mart de México, SAB de CV, Series V (ADR)	1,500,000	43,860
Wal-Mart de México, SAB de CV, Series V	6,343,100	18,525
GRUMA, SAB de CV, Series B	4,455,200	57,666
Thai Beverage PCL	99,963,400	55,807
Shoprite Holdings Ltd.	3,364,259	55,617
Associated British Foods PLC	1,533,700	49,421
PepsiCo, Inc.	410,000	47,150
Coca-Cola Co.	1,000,000	46,630
Henkel AG & Co. KGaA, nonvoting preferred	353,500	44,333
Herbalife Nutrition Ltd.[1]	754,700	38,965
New World Fund — Page 6 of 18

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
a2 Milk Co. Ltd.[1]	5,125,000	$36,553
Carlsberg A/S, Class B	287,500	34,658
Grupo Nutresa SA	3,341,557	31,144
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	7,851,568	30,410
Kweichow Moutai Co., Ltd., Class A	284,954	30,323
Uni-Charm Corp.	990,000	30,077
Chongqing Fuling Zhacai Group Co., Ltd., Class A	6,479,871	28,809
Lenta Ltd. (GDR)[1]	3,072,198	15,330
Lenta Ltd. (GDR)[1,4]	2,509,400	12,522
Emperador Inc.	197,370,000	27,057
Foshan Haitian Flavouring and Food Co. Ltd., Class A	2,399,732	24,881
CP ALL PCL, foreign registered	10,466,600	23,595
Philip Morris International Inc.	273,354	23,590
Kimberly-Clark de México, SAB de CV, Class A	12,000,000	22,084
Magnit PJSC (GDR)	966,200	15,865
Magnit PJSC	82,500	5,451
Coca-Cola FEMSA, SAB de CV, Series L	3,348,000	20,963
Kao Corp.	278,000	20,231
Reckitt Benckiser Group PLC	218,000	19,449
Ambev SA	3,250,000	16,807
BIM Birlesik Magazalar AS	1,135,000	16,315
Coca-Cola HBC AG (CDI)	434,000	15,574
Lion Corp.	777,500	14,053
LG Household & Health Care Ltd.	7,300	7,896
Becle, SA de CV	2,858,800	3,983
		2,392,993
Energy 5.79%
Reliance Industries Ltd.	42,646,028	737,439
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	25,738,416	301,912
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	9,961,401	104,196
Royal Dutch Shell PLC, Class B	4,848,365	170,007
Royal Dutch Shell PLC, Class A (GBP denominated)	653,278	22,422
Kosmos Energy Ltd.[1]	18,860,000	142,959
Noble Energy, Inc.	3,290,000	118,736
Occidental Petroleum Corp.	970,000	81,412
Energean Oil & Gas PLC[1,5]	9,900,000	68,090
Exxon Mobil Corp.	829,000	67,572
Gulf Keystone Petroleum Ltd.[1,5]	14,566,135	49,135
Indus Gas Ltd.[1,5]	10,429,272	43,668
Oil Search Ltd.	6,241,000	41,638
Schlumberger Ltd.	532,700	35,968
Baker Hughes, a GE Co., Class A	1,030,000	35,617
TOTAL SA	537,327	35,098
Halliburton Co.	649,000	27,531
Ophir Energy PLC[1,5]	45,823,577	26,043
LUKOIL Oil Co. PJSC (ADR)	315,000	22,611
Chevron Corp.	64,000	8,081
		2,140,135
Utilities 3.15%
China Gas Holdings Ltd.	104,983,700	425,336
ENN Energy Holdings Ltd.	40,275,000	409,726
China Resources Gas Group Ltd.	40,430,000	191,615
Equatorial Energia SA, ordinary nominative	3,619,700	59,070
New World Fund — Page 7 of 18

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
Pampa Energía SA (ADR)[1]	1,201,500	$50,643
Infraestructura Energética Nova, SAB de CV	4,310,500	21,060
Guangdong Investment Ltd.	2,612,000	4,499
Energy World Corp. Ltd.[1]	33,094,279	3,934
		1,165,883
Real estate 1.20%
Ayala Land, Inc.	137,103,200	105,464
Ayala Land, Inc., preference shares[1,2,6]	30,910,900	52
Vinhomes JSC[1]	17,083,900	80,933
SM Prime Holdings, Inc.	110,543,400	78,580
American Tower Corp. REIT	443,100	65,685
CK Asset Holdings Ltd.	4,082,000	31,230
Sun Hung Kai Properties Ltd.	1,757,000	27,533
China Overseas Land & Investment Ltd.	7,042,000	22,115
China Resources Land Ltd.	5,360,000	19,599
Fibra Uno Administración, SA de CV REIT	9,565,760	13,776
		444,967
Telecommunication services 0.77%
China Unicom (Hong Kong) Ltd.	62,070,000	76,470
SoftBank Group Corp.	795,900	65,913
América Móvil, SAB de CV, Series L (ADR)	2,814,200	48,151
MTN Group Ltd.	4,368,000	37,983
Bharti Airtel Ltd.	4,350,000	24,773
Intouch Holdings PCL, foreign registered	9,823,000	16,608
Globe Telecom, Inc.	255,000	8,811
Play Communications SA, non-registered shares	1,056,136	6,184
		284,893
Miscellaneous 0.40%
Other common stocks in initial period of acquisition		147,766
Total common stocks (cost: $24,034,755,000)		32,171,003
Preferred securities 0.16% Information technology 0.16%
Meituan Corp., Series C, 8.00% noncumulative[1,2,4,6]	10,495,504	58,660
Total preferred securities (cost: $58,660,000)		58,660
Rights & warrants 0.42% Consumer staples 0.27%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[2,4]	9,838,809	102,013
Health care 0.13%
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2019[2,4]	6,732,000	32,957
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[2,4]	3,365,629	16,477
		49,434
New World Fund — Page 8 of 18

unaudited
Rights & warrants Financials 0.02%	Shares	Value (000)
Axis Bank Ltd., warrants, expire 2019[1,2]	2,786,000	$5,897
Total rights & warrants (cost: $81,686,000)		157,344
Convertible stocks 0.05% Health care 0.05%
Piramal Enterprises Ltd., convertible debenture, 7.80% 2019[2]	11,943	18,311
Total convertible stocks (cost: $19,790,000)		18,311
Bonds, notes & other debt instruments 4.41% Bonds & notes of governments & government agencies outside the U.S. 3.67%	Principal amount (000)
Argentine Republic 2.50% 2021[7]	ARS75,824	2,349
Argentine Republic 6.875% 2021	$6,575	6,613
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 27.947% 2022[8]	ARS36,425	1,201
Argentine Republic 7.50% 2026	$11,025	10,499
Argentine Republic 5.875% 2028	10,000	8,411
Argentine Republic 8.28% 2033[9,10]	10,333	9,933
Argentine Republic 0% 2035	55,100	2,783
Bahrain (Kingdom of) 6.75% 2029[4]	20,100	18,390
Brazil (Federative Republic of) 0% 2021	BRL364,597	75,027
Brazil (Federative Republic of) 10.00% 2023	16,000	4,230
Brazil (Federative Republic of) 4.25% 2025	$2,505	2,429
Brazil (Federative Republic of) 10.00% 2025	BRL57,700	14,844
Brazil (Federative Republic of) 10.00% 2027	10,000	2,521
Brazil (Federative Republic of) Global 5.625% 2047	$28,070	25,824
Buenos Aires (City of) 8.95% 2021[9]	13,290	13,645
Buenos Aires (City of) 8.95% 2021[4,9]	3,000	3,080
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 29.00% 2028[8]	ARS127,071	3,744
Colombia (Republic of) 4.375% 2021	$4,000	4,103
Colombia (Republic of) 4.50% 2026	13,020	13,337
Colombia (Republic of) 9.85% 2027	COP5,915,000	2,595
Colombia (Republic of) 7.375% 2037	$3,250	4,111
Cote d’Ivoire (Republic of) 5.25% 2030[9]	€13,100	14,948
Cote d’Ivoire (Republic of) 5.75% 2032[9,11]	$11,470	10,974
Croatia (Republic of) 6.625% 2020	8,000	8,451
Croatia (Republic of) 5.50% 2023[4]	5,415	5,773
Dominican Republic 7.50% 2021[9]	11,450	12,123
Dominican Republic 5.50% 2025[4]	12,700	12,768
Dominican Republic 10.375% 2026	DOP289,000	6,026
Dominican Republic 5.95% 2027	$7,820	7,947
Dominican Republic 8.625% 2027[4,9]	4,950	5,631
Dominican Republic 11.25% 2027	DOP274,300	5,986
Dominican Republic 6.00% 2028[4]	$4,360	4,414
Dominican Republic 7.45% 2044[4]	18,050	19,629
Dominican Republic 7.45% 2044	5,700	6,199
Dominican Republic 6.85% 2045[4]	2,000	2,044
Egypt (Arab Republic of) 5.75% 2020[4]	2,000	2,040
Egypt (Arab Republic of) 5.577% 2023[4]	2,500	2,485
Egypt (Arab Republic of) 14.80% 2023	EGP224,100	11,508
Egypt (Arab Republic of) 17.20% 2023	134,650	7,507
Egypt (Arab Republic of) 5.875% 2025[4]	$3,500	3,406
Egypt (Arab Republic of) 7.50% 2027[4]	6,800	7,102
New World Fund — Page 9 of 18

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 6.588% 2028[4]	$2,500	$2,458
Egypt (Arab Republic of) 5.625% 2030	€3,225	3,641
Egypt (Arab Republic of) 8.50% 2047	$10,000	10,565
Egypt (Arab Republic of) 8.50% 2047[4]	4,660	4,923
Greece (Hellenic Republic of) 3.50% 2023	€1,314	1,571
Greece (Hellenic Republic of) 3.75% 2028	1,779	2,049
Greece (Hellenic Republic of) 3.90% 2033	1,858	2,029
Greece (Hellenic Republic of) 4.00% 2037	1,481	1,555
Greece (Hellenic Republic of) 4.20% 2042	1,454	1,526
Guatemala (Republic of) 4.50% 2026	$11,109	10,907
Guatemala (Republic of) 4.375% 2027	21,515	20,730
Honduras (Republic of) 8.75% 2020	3,470	3,806
Honduras (Republic of) 6.25% 2027	19,495	20,120
Hungary 5.75% 2023	10,000	10,908
Hungary 7.625% 2041	1,350	1,912
India (Republic of) 7.80% 2021	INR1,511,700	22,118
India (Republic of) 8.83% 2023	1,034,600	15,729
India (Republic of) 8.40% 2024	479,300	7,120
India (Republic of) 7.59% 2029	695,780	9,807
India (Republic of) 7.61% 2030	1,808,110	25,440
India (Republic of) 7.88% 2030	250,000	3,599
Indonesia (Republic of) 4.875% 2021	$19,165	19,827
Indonesia (Republic of) 3.75% 2022	30,235	30,204
Indonesia (Republic of) 4.35% 2024[4]	7,000	7,052
Indonesia (Republic of) 5.875% 2024[4]	6,500	7,052
Indonesia (Republic of) 4.75% 2026[4]	26,740	27,562
Indonesia (Republic of) 5.25% 2042	14,950	15,662
Iraq (Republic of) 6.752% 2023	18,800	18,777
Jordan (Hashemite Kingdom of) 6.125% 2026[4]	5,130	5,106
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	6,335	6,078
Kazakhstan (Republic of) 5.125% 2025[4]	9,750	10,495
Kazakhstan (Republic of) 5.125% 2025	5,700	6,135
Kazakhstan (Republic of) 6.50% 2045[4]	7,865	9,714
Kenya (Republic of) 5.875% 2019[4]	2,605	2,647
Kenya (Republic of) 6.875% 2024	15,875	16,223
Kenya (Republic of) 6.875% 2024[4]	5,175	5,288
Kenya (Republic of) 8.25% 2048[4]	3,220	3,262
Kuwait (State of) 2.75% 2022[4]	4,500	4,402
Morocco (Kingdom of) 4.25% 2022	10,425	10,594
Morocco (Kingdom of) 4.25% 2022[4]	2,200	2,236
Morocco (Kingdom of) 5.50% 2042	19,250	20,593
Nigeria (Republic of) 6.75% 2021[4]	875	918
Nigeria (Republic of) 6.375% 2023	17,825	18,318
Nigeria (Republic of) 6.375% 2023[4]	1,095	1,125
Nigeria (Republic of) 6.50% 2027	8,000	7,838
Nigeria (Republic of) 6.50% 2027[4]	5,075	4,972
Pakistan (Islamic Republic of) 7.25% 2019[4]	10,400	10,533
Pakistan (Islamic Republic of) 7.25% 2019	3,000	3,038
Pakistan (Islamic Republic of) 5.50% 2021[4]	9,145	8,893
Pakistan (Islamic Republic of) 8.25% 2024	9,255	9,700
Pakistan (Islamic Republic of) 8.25% 2024[4]	6,500	6,812
Pakistan (Islamic Republic of) 8.25% 2025[4]	9,222	9,656
Pakistan (Islamic Republic of) 6.875% 2027[4]	2,600	2,495
Panama (Republic of) 4.50% 2047[9]	33,210	33,376
Paraguay (Republic of) 4.625% 2023	2,075	2,106
New World Fund — Page 10 of 18

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Paraguay (Republic of) 5.00% 2026	$11,280	$11,675
Paraguay (Republic of) 5.00% 2026[4]	4,475	4,632
Paraguay (Republic of) 4.70% 2027[4]	9,390	9,531
Paraguay (Republic of) 4.70% 2027	5,900	5,988
Paraguay (Republic of) 5.60% 2048[4]	7,685	7,835
Peru (Republic of) 2.75% 2026	€8,255	10,601
Peru (Republic of) 6.15% 2032	PEN20,000	6,368
Peru (Republic of) 6.55% 2037[9]	$2,517	3,209
Peru (Republic of) 5.625% 2050	1,240	1,474
Philippines (Republic of the) 6.25% 2036	PHP330,000	6,304
Poland (Republic of) 3.25% 2026	$12,900	12,578
Romania 5.125% 2048[4]	6,600	6,655
Russian Federation 7.50% 2021	RUB592,800	9,557
Russian Federation 7.00% 2023	469,000	7,425
Russian Federation 8.15% 2027	515,000	8,550
Russian Federation 4.375% 2029[4]	$10,000	9,802
Saudi Arabia (Kingdom of) 2.375% 2021[4]	1,700	1,638
Saudi Arabia (Kingdom of) 2.894% 2022[4]	10,500	10,218
Saudi Arabia (Kingdom of) 3.25% 2026[4]	6,915	6,534
Saudi Arabia (Kingdom of) 3.625% 2028[4]	12,700	12,124
Senegal (Republic of) 4.75% 2028[9]	€13,200	15,112
South Africa (Republic of) 5.875% 2030	$8,215	8,322
South Africa (Republic of), Series R-186, 10.50% 2026	ZAR65,000	5,485
South Africa (Republic of), Series R-209, 6.25% 2036	305,268	17,197
South Africa (Republic of), Series R-214, 6.50% 2041	163,250	9,031
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	$4,500	4,532
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	1,900	1,883
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	2,000	2,005
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	3,380	3,290
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	530	535
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	16,820	16,905
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[4]	2,960	2,853
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	11,000	10,907
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[4]	1,990	1,973
Turkey (Republic of) 9.20% 2021	TRY34,980	5,397
Turkey (Republic of) 2.00% 2024[7]	13,208	2,486
Turkey (Republic of) 4.875% 2026	$38,940	33,535
Turkey (Republic of) 6.00% 2041	20,795	17,227
Turkey (Republic of) 4.875% 2043	3,100	2,251
United Mexican States 4.00% 2023	19,150	19,267
United Mexican States 3.60% 2025	4,000	3,897
United Mexican States 4.15% 2027	19,400	19,126
United Mexican States 4.35% 2047	11,210	10,027
United Mexican States 5.75% 2110	1,620	1,602
United Mexican States, Series M, 6.50% 2021	MXN349,500	18,130
United Mexican States, Series M, 6.50% 2022	30,300	1,557
United Mexican States, Series M20, 10.00% 2024	74,500	4,451
United Mexican States, Series M, 5.75% 2026	1,004,200	47,745
United Mexican States, Series M, 7.75% 2042	32,900	1,743
		1,359,001
New World Fund — Page 11 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes 0.74% Energy 0.36%	Principal amount (000)	Value (000)
Gazprom OJSC 9.25% 2019	$9,975	$10,380
Gazprom OJSC 6.51% 2022[4]	5,410	5,759
Gazprom OJSC, Series 9, 6.51% 2022	17,200	18,308
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	2,400	2,331
Petrobras Global Finance Co. 6.125% 2022	1,865	1,938
Petrobras Global Finance Co. 4.375% 2023	3,015	2,913
Petrobras Global Finance Co. 6.25% 2024	885	904
Petrobras Global Finance Co. 5.299% 2025[4]	9,500	9,108
Petrobras Global Finance Co. 8.75% 2026	10,000	11,325
Petrobras Global Finance Co. 5.999% 2028[4]	7,005	6,639
Petrobras Global Finance Co. 5.75% 2029	6,980	6,423
Petrobras Global Finance Co. 6.85% 2115	12,840	11,620
Petróleos Mexicanos 6.375% 2021	3,145	3,302
Petróleos Mexicanos 3.50% 2023	2,275	2,168
Petróleos Mexicanos 6.875% 2026	9,240	9,679
Petróleos Mexicanos 7.47% 2026	MXN271,550	12,649
Petróleos Mexicanos 6.75% 2047	$8,651	8,002
Petróleos Mexicanos 6.35% 2048[4]	2,960	2,649
YPF SA 8.50% 2025[4]	8,385	8,354
		134,451
Utilities 0.15%
Cemig Geração e Transmissão SA 9.25% 2024[4]	5,890	6,162
Enel Chile SA 4.875% 2028	9,535	9,769
Eskom Holdings Ltd. 5.75% 2021[4]	7,900	7,811
State Grid Overseas Investment Ltd. 3.50% 2027[4]	31,025	29,654
		53,396
Financials 0.07%
BBVA Bancomer SA 6.50% 2021[4]	3,275	3,463
HSBK (Europe) BV 7.25% 2021[4]	11,150	11,923
SB Capital SA, Contingent Convertible, 5.25% 2023[4]	5,000	5,035
VEB Finance Ltd. 6.902% 2020	5,300	5,508
		25,929
Materials 0.07%
Vale SA 6.25% 2026	10,460	11,526
Vale SA 6.875% 2036	2,250	2,626
Vale SA 6.875% 2039	9,725	11,500
		25,652
Consumer discretionary 0.02%
Grupo Televisa, SAB 7.25% 2043	MXN30,240	1,170
Myriad International Holdings 6.00% 2020	$6,575	6,899
		8,069
Health care 0.02%
Teva Pharmaceutical Finance Company BV 3.15% 2026	9,000	7,654
Other mortgage-backed securities 0.02%
Export Credit Bank of Turkey 5.375% 2021[4]	7,255	6,988
New World Fund — Page 12 of 18

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples 0.02%	Principal amount (000)	Value (000)
Brasil Foods SA 4.75% 2024[4]	$5,600	$5,250
Industrials 0.01%
Lima Metro Line Finance Ltd. 5.875% 2034[4,9]	3,035	3,179
Telecommunication services 0.00%
Digicel Group Ltd. 6.00% 2021[4]	1,615	1,500
Total corporate bonds & notes		272,068
Total bonds, notes & other debt instruments (cost: $1,677,576,000)		1,631,069
Short-term securities 7.76%
American Honda Finance Corp. 2.18% due 9/13/2018	40,000	39,900
Apple Inc. 2.11% due 10/2/2018[4]	100,000	99,640
Argentinian Treasury Bills 2.71% due 8/10/2018	109	109
Bank of Montreal 2.26% due 9/5/2018	50,000	49,899
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.31% due 9/18/2018[4]	50,000	49,859
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.26%–2.27% due 9/18/2018–10/16/2018	150,000	149,393
BASF SE 2.02%–2.16% due 8/14/2018–9/25/2018[4]	112,100	111,794
BNP Paribas, New York Branch 2.22% due 9/10/2018	75,000	74,827
CAFCO, LLC 2.13% due 9/4/2018[4]	50,000	49,900
Canadian Imperial Holdings Inc. 2.25% due 10/10/2018	25,000	24,895
CHARTA, LLC 2.28% due 8/7/2018[4]	18,100	18,093
Coca-Cola Co. 2.25% due 9/20/2018[4]	25,000	24,928
Egyptian Treasury Bills 15.86%–16.82% due 8/28/2018–1/22/2019	EGP477,000	25,564
ExxonMobil Corp. 1.99% due 8/21/2018	$50,000	49,945
Federal Home Loan Bank 1.89%–2.01% due 8/22/2018–11/6/2018	381,200	380,021
Freddie Mac 1.89%–1.96% due 8/20/2018–10/18/2018	70,000	69,764
IBM Credit LLC 2.05%–2.07% due 8/8/2018–8/14/2018[4]	70,000	69,955
John Deere Financial Ltd. 2.02% due 8/27/2018[4]	50,000	49,926
Liberty Street Funding Corp. 2.27%–2.28% due 8/6/2018–8/16/2018[4]	45,000	44,971
L’Oréal USA, Inc. 1.96% due 8/10/2018[4]	26,400	26,386
Mizuho Bank, Ltd. 2.23%–2.25% due 8/16/2018–10/18/2018[4]	185,000	184,486
National Australia Bank Ltd. 2.18%–2.22% due 8/20/2018–9/20/2018[4]	100,000	99,795
Nestlé Capital Corp. 2.02% due 8/15/2018[4]	30,000	29,976
Nestlé Finance International Ltd. 2.12% due 9/14/2018	50,000	49,876
Nigerian Treasury Bills 11.30%–16.70% due 8/9/2018–2/14/2019	NGN5,865,000	15,870
Nordea Bank AB 2.16% due 8/15/2018[4]	$50,000	49,960
Pfizer Inc. 2.10% due 10/12/2018[4]	50,000	49,790
Province of Alberta 2.24% due 9/13/2018[4]	50,000	49,878
Province of Ontario 1.94%–2.03% due 8/7/2018–8/20/2018	80,900	80,831
Québec (Province of) 1.98%–2.08% due 8/20/2018–10/17/2018[4]	145,600	145,210
Sanofi 2.25% due 9/24/2018[4]	50,000	49,839
Sumitomo Mitsui Banking Corp. 2.10% due 8/21/2018	50,000	49,942
Sumitomo Mitsui Banking Corp. 2.27% due 10/15/2018–10/22/2018[4]	125,000	124,402
Svenska Handelsbanken Inc. 2.19% due 8/9/2018[4]	50,000	49,976
Swedbank AB 2.23%–2.28% due 8/17/2018–10/23/2018	175,000	174,560
Toronto-Dominion Bank 2.21%–2.28% due 8/10/2018–9/19/2018[4]	105,000	104,851
Toyota Motor Credit Corp. 2.22% due 10/5/2018	25,000	24,905
New World Fund — Page 13 of 18

unaudited
Short-term securities	Principal amount (000)	Value (000)
U.S. Treasury Bills 1.99% due 11/1/2018	$100,000	$99,497
Unilever Capital Corp. 2.09% due 10/16/2018[4]	25,000	24,889
Total short-term securities (cost: $2,868,187,000)		2,868,302
Total investment securities 99.78% (cost: $28,740,654,000)		36,904,689
Other assets less liabilities 0.22%		82,472
Net assets 100.00%		$36,987,161
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2018 (000)
Purchases (000)	Sales (000)
BRL18,500	USD4,774	JPMorgan Chase	8/6/2018	$152
USD5,406	GBP4,098	Goldman Sachs	8/6/2018	26
USD41,753	INR2,878,728	Citibank	8/6/2018	(191)
USD6,471	BRL25,400	Goldman Sachs	8/6/2018	(291)
USD11,096	MXN215,000	Goldman Sachs	8/9/2018	(422)
USD10,158	BRL40,000	Citibank	8/9/2018	(488)
USD45,938	INR3,166,625	Goldman Sachs	8/13/2018	(159)
USD13,250	ZAR177,560	Citibank	8/13/2018	(210)
USD15,961	BRL61,300	Citibank	8/13/2018	(345)
USD17,336	GBP13,135	Morgan Stanley	8/17/2018	83
USD17,456	INR1,209,550	Citibank	8/23/2018	(129)
INR8,000,000	USD115,990	Goldman Sachs	8/24/2018	298
USD29,080	INR2,000,000	Citibank	8/24/2018	8
USD29,080	INR2,000,000	JPMorgan Chase	8/24/2018	8
USD29,073	INR2,000,000	Goldman Sachs	8/24/2018	1
USD29,053	INR2,000,000	Bank of America, N.A.	8/24/2018	(19)
USD8,180	MXN152,527	Bank of America, N.A.	8/29/2018	39
USD19,784	INR1,320,000	Citibank	9/24/2018	667
USD4,338	EUR3,465	Citibank	12/13/2018	241
USD3,885	EUR3,220	Bank of America, N.A.	12/13/2018	79
USD241	EUR200	Bank of America, N.A.	12/13/2018	4
USD6,096	EUR4,810	Citibank	3/6/2019	369
USD7,017	EUR5,485	Goldman Sachs	3/8/2019	485
USD3,606	EUR2,850	Goldman Sachs	3/8/2019	212
USD16,632	EUR13,100	JPMorgan Chase	3/15/2019	1,022
USD4,098	EUR3,225	Goldman Sachs	4/12/2019	246
				$1,686
New World Fund — Page 14 of 18

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2018 (000)
Common stocks 1.06%
Financials 0.00%
Grupo Financiero Galicia SA, Class B (ADR)[12]	5,911,217	1,342,848	4,118,831	3,135,234	$(30,538)	$(100,751)	$2,521	$—
Industrials 0.56%
International Container Terminal Services, Inc.	110,891,000	12,275,000	—	123,166,000	—	(39,428)	5,334	206,417
Energy 0.50%
Energean Oil & Gas PLC[1]	—	9,900,000	—	9,900,000	—	5,306	—	68,090
Gulf Keystone Petroleum Ltd.[1]	14,423,264	142,871	—	14,566,135	—	(2,162)	—	49,135
Gulf Keystone Petroleum Ltd.[1,2,4,12]	142,871	—	142,871	—	—	31,130	—	—
Indus Gas Ltd.[1]	10,429,272	—	—	10,429,272	—	(6,891)	—	43,668
Ophir Energy PLC[1]	45,823,577	—	—	45,823,577	—	(13,668)	—	26,043
Kosmos Energy Ltd.[1,12]	28,140,493	—	9,280,493	18,860,000	3,003	(11,970)	—	—
								186,936
Total 1.06%					$(27,535)	$(138,434)	$7,855	$393,353
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $407,552,000, which represented 1.10% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,272,060,000, which represented 6.14% of the net assets of the fund.
[5]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[6]	Value determined using significant unobservable inputs.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Coupon rate may change periodically.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[11]	Step bond; coupon rate may change at a later date.
[12]	Unaffiliated issuer at 7/31/2018.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Axis Bank Ltd.	12/18/2017	$49,120	$45,246.12%
New World Fund — Page 15 of 18

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $341,176,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
New World Fund — Page 16 of 18

unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2018 (dollars in thousands):
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$7,084,846	$—	$—	$7,084,846
Financials	5,127,052	84,804	—	5,211,856
Consumer discretionary	4,449,123	—	—	4,449,123
Health care	3,057,350	42,580	—	3,099,930
Materials	3,050,932	45,801	—	3,096,733
Industrials	2,651,878	—	—	2,651,878
Consumer staples	2,392,993	—	—	2,392,993
Energy	2,140,135	—	—	2,140,135
Utilities	1,165,883	—	—	1,165,883
Real estate	444,915	—	52	444,967
Telecommunication services	284,893	—	—	284,893
Miscellaneous	147,766	—	—	147,766
Preferred securities	—	—	58,660	58,660
Rights & warrants	—	157,344	—	157,344
Convertible stocks	—	18,311	—	18,311
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,359,001	—	1,359,001
Corporate bonds & notes	—	272,068	—	272,068
Short-term securities	—	2,868,302	—	2,868,302
Total	$31,997,766	$4,848,211	$58,712	$36,904,689

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$3,940	$—	$3,940
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,254)	—	(2,254)
Total	$—	$1,686	$—	$1,686
*	Securities with a value of $628,886,000, which represented 1.70% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to observable quoted prices in an active market.
†	Forward currency contracts are not included in the investment portfolio.

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unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
COP = Colombian pesos
DOP = Dominican pesos
EGP = Egyptian pounds
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
INR = Indian rupees
MXN = Mexican pesos
NGN = Nigerian naira
PEN = Peruvian nuevos soles
PHP = Philippine pesos
RUB = Russian rubles
TRY = Turkish lira
USD/$ = U.S. dollars
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
©2018 Capital Group. All rights reserved.
333 S. Hope Street, Los Angeles, CA 90071 USA
MFGEFPX-036-09180-S66121	New World Fund — Page 18 of 18

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: September 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: September 28, 2018